Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended March 31,

	2012	2011
Components of net periodic benefit cost:
Service cost	$2,692	$2,622
Interest cost	6,492	6,036
Expected return on plan assets	(3,825)	(4,275)
Amortization of unrealized losses	4,373	1,800
Net periodic benefit costs	$9,732	$6,183